FIXED ASSETS (Details) - Record Street Brewing Co [Member] - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost		$ 349,070
Accumulated Depreciation
Ending balance	$ 322,608	349,070	$ 1,656
Restaurant Supplies [Member]
Cost		6,725
Accumulated Depreciation
Ending balance		6,725
Brewing Supplies [Member]
Cost		40,394
Accumulated Depreciation
Ending balance		40,394
Leasehold Improvements [Member]
Cost		301,951
Accumulated Depreciation
Ending balance		$ 301,951	$ 1,656